Group information - Summary of Information about Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
World Endurance Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
World Triathlon Corporation [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Ironman Holdings I LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance Africa Holdings Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN 70.3 Durban Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance South Africa Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN 70.3 South Africa Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN South Africa Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN 70.3 Cape Town Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Epic Holdings Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
Grandstand Management Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
Cape Epic Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	South Africa
Direct % equity interest	100.00%	100.00%	100.00%
Wanda Sports Holdings usa Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance Holdings Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Australia
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance Asia Pacific Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Australia
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN New Zealand Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	New Zealand
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Endurance Asia Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Singapore
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Asia Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Singapore
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Asia Thailand Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Thailand
Direct % equity interest		49.00%	49.00%
Ironman Maryland Events LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest			100.00%
IMU Holdings LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Chesapeake Bay Bridge Run LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
The IRONMAN Foundation Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Group Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Group Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Publishing Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest			100.00%
Inside Communications Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest			100.00%
Muddy Buddy Events LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest			100.00%
Triathlon Group North America Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest			100.00%
Competitor Group Europe SARL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Luxembourg
Direct % equity interest	100.00%	100.00%	100.00%
CG Portugal LDA [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Portugal
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Spain SL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Spain
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Sports Ireland Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Ireland
Direct % equity interest	100.00%	100.00%	100.00%
Competitor UK Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Group Events Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Competitor Canada Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Canada
Direct % equity interest	100.00%	100.00%	100.00%
US Raceworks LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest			100.00%
Competitor Media UK Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest			100.00%
World Endurance Cooperatief UA [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Netherlands
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance BV [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Netherlands
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance Malaysia Sdn Bhd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Malaysia
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Luxembourg SARL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Luxembourg
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Canada Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Canada
Direct % equity interest	100.00%	100.00%	100.00%
World Endurance Australia Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Australia
Direct % equity interest	100.00%	100.00%	100.00%
USM Events Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Australia
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Sweden AB [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Sweden
Direct % equity interest	100.00%	100.00%	100.00%
World Triathlon Stockholm AB [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Sweden
Direct % equity interest	55.00%	55.00%	55.00%
IRONMAN Switzerland AG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%	100.00%	100.00%
Swiss Epic AG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Germany GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Germany
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Denmark ApS [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Denmark
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	100.00%	100.00%	100.00%
IRONMANLtdIronman Ireland [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Ireland
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Unlimited Events UK Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Spain SL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Spain
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Italy SRL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Italy
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Austria
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN France SARL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Direct % equity interest	100.00%	100.00%	100.00%
Infront France Travel SAS [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Direct % equity interest	100.00%	100.00%	100.00%
Infront Sports Media UK Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	100.00%	100.00%	100.00%
Infront X Holdings Inc US [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	100.00%	100.00%
Infront X LLC [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United States
Direct % equity interest	100.00%	71.90%	51.00%
Omnigon Canada Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Canada
Direct % equity interest	100.00%	71.90%	51.00%
Omnigon Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	0.00%	71.90%	51.00%
Omnigon Russia ooo [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Russia
Direct % equity interest	100.00%	71.90%	51.00%
Infront Holding AG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%	94.30%	96.33%
Infront Sports Media AG ISMAG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%	100.00%	100.00%
Infront X AG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%	100.00%	100.00%
Infront Italy Holding Srl [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Italy
Direct % equity interest	100.00%	100.00%	100.00%
Infront Italy Srl [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Italy
Direct % equity interest	100.00%	100.00%	100.00%
Infront Centro Produzione Srl [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Italy
Direct % equity interest	100.00%	100.00%	100.00%
Infront Sports Media China CoLtd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	China
Direct % equity interest	100.00%	100.00%	100.00%
Infront Sports Media Beijing Co Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	China
Direct % equity interest	100.00%	100.00%	100.00%
InfrontPanAsiaHolding Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Singapore
Direct % equity interest	100.00%	100.00%	100.00%
Infront Football Media Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Singapore
Direct % equity interest	100.00%	100.00%	100.00%
Host Broadcast Services HBS AG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%	100.00%	100.00%
HBS France SAS [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Direct % equity interest	100.00%	100.00%	100.00%
HBS France Production SAS [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Direct % equity interest	100.00%	100.00%	100.00%
Infront France SAS [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Direct % equity interest	100.00%	100.00%	100.00%
Infront Austria GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Austria
Direct % equity interest	100.00%	100.00%	100.00%
Infront Germany GmbH [Member]
Disclosure of subsidiaries [line items]
Country	Germany
Direct % equity interest	100.00%	100.00%	100.00%
Infront B2RUN GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Germany
Direct % equity interest	100.00%	100.00%	100.00%
Infront Netherlands BV [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Netherlands
Direct % equity interest		100.00%	100.00%
Infront Sportif Pazarlama JSL [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Turkey
Direct % equity interest	100.00%	100.00%	100.00%
IRONMAN Unlimited Oceania Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	New Zealand
Sella Communications Srl [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Cap 111 Srl [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	France
Lagardere Unlimited Events AG [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Germany
Direct % equity interest		100.00%	100.00%
Infront PanAsia Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Singapore
Direct % equity interest	100.00%	100.00%	100.00%
Xletix GmbH Germany [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Germany
Direct % equity interest	100.00%	100.00%
Goalscout Srl [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Italy
Titan Active Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Ireland
Direct % equity interest	100.00%	100.00%
AROC Sport Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Australia
Direct % equity interest	100.00%	100.00%
Youthstream Media SA [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Switzerland
Direct % equity interest	100.00%
Youthstream Group SAM [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Monaco
Direct % equity interest	100.00%
Youthstream Organisation [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Monaco
Direct % equity interest	100.00%
Youthstream Logistic SRO [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Slovakia
Direct % equity interest	100.00%
Business Run Eventorganisation GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Austria
Direct % equity interest	100.00%
HBS Germany GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities		Sports & Events Services
Country	Germany
Direct % equity interest	100.00%
hundert24 GmbH [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Germany
Direct % equity interest	100.00%
Threshold Sports Limited [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	100.00%
Level 99 Ltd [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	United Kingdom
Direct % equity interest	55.87%
Level 99 doo [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Serbia
Direct % equity interest	100.00%
Sunrise Events Inc [Member]
Disclosure of subsidiaries [line items]
Principal activities	Sports & Events Services
Country	Philippines
Direct % equity interest	100.00%